Other Non-current Assets - Summary of Non-current Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Noncurrent Assets [abstract]
R&D Tax credit receivable	€ 3,051	€ 1,472	€ 1,200
Total Non-current Grant receivables	3,051	1,472
Deposits	257	215
Total Other non-current assets	€ 257	€ 215